Summary Prospectus
July 26, 2024 (Revised October 28, 2024)

NYSE Arca | FLCG

Federated Hermes MDT Large Cap
Growth ETF

A Portfolio of Federated Hermes ETF Trust
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedHermes.com/us/FundInformation. You can also get this information at no cost by calling 1-800-341-7400, by sending an email request via Contact Us on FederatedHermes.com/us, or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund’s Prospectus and Statement of Additional Information, both dated July 26, 2024 (Revised October 28, 2024), are incorporated by reference into this Summary Prospectus.

A fund seeking long-term capital appreciation by investing primarily in common stocks of large capitalization (large-cap) U.S. companies with higher forecasted growth values relative to the market.
As with all funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes MDT Large Cap Growth ETF (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s objective is long-term capital appreciation.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Shares (Shares). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.49%
Distribution (12b-1) Fee[1]	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers and/or Expense Reimbursements[3]	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.39%
1
 The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a
Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
2
 Other Expenses are based on estimated amounts for the current fiscal year.
3
 The Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.39% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a)
August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the
Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the
Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses used to calculate the Fund’s Example do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$50
3 Years	$157
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. The Fund is a new fund, has not yet completed its first fiscal year of operation and has no portfolio turnover yet to report.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment adviser’s investment strategy utilizes a large-capitalization (“large-cap”) growth approach by selecting most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. As the Fund’s sector exposure approximates the Russell 1000® Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as information technology, consumer discretionary and communication services. The Fund considers large-cap companies to be those within the range of companies listed in the Russell 1000® Growth Index. As of June 28, 2024, companies in the Russell 1000® Growth Index ranged in market capitalization from $0.4 billion to $3.3 trillion. As more fully described in this Prospectus, the Fund’s investments primarily include the following: equity securities of domestic issuers and real estate investment trusts (“REITs”). Although the Fund’s investments are primarily selected from companies listed in the Russell 1000® Growth Index in relation to their index weightings, the Fund is not designed to track the overall composition or returns of the Russell 1000® Growth Index and the Adviser actively manages the Fund’s investment strategy using the Fund’s quantitative model.
The Adviser implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis.

The Fund is a non-diversified portfolio of the Federated Hermes ETF Trust (the “Trust”). As a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is not subject to certain diversification limitations under the 1940 Act, and is permitted to hold a greater percentage of its assets in securities of a smaller number of issuers than a diversified fund. The Fund’s non-diversified status is intended to provide the Fund with greater long-term flexibility in executing its investment strategy, in particular at times when the weightings of individual issuers in the Russell 1000® Growth Index exceed the diversification limitations under the 1940 Act. See “Non-Diversification Risk” under “What are the Main Risks of Investing in the Fund?” While the Fund is a non-diversified fund under the 1940 Act, the Fund will comply with the tax diversification requirements for regulated investment companies under the Internal Revenue Code of 1986, as amended. Additionally, the Adviser aims to control risk through certain risks constraints which seek to limit exposure to individual companies as well as groups of correlated companies.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in a mix of large-cap investments and growth investments. For purposes of this policy, large-cap investments will be defined as companies with market capitalizations within the range of companies in the Russell 1000® Growth Index, and growth investments will be defined as companies with growth characteristics that meet the applicable parameters for inclusion in the Russell 1000® Growth Index. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies to normally invest less than 80% of its net assets (plus any borrowings for investment purposes) in a mix of large-cap and growth investments.
The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund’s trading costs, which may have an adverse impact on the Fund’s performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
What are the Main Risks of Investing in the Fund?
All funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions and/or other potentially adverse effects.
■ Large-Cap Company Risk. The Fund will invest in large capitalization (“large-cap”) companies. Large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund’s portfolio, performance and Share price.
■ Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
■ Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
■ Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
■ ETF Risk. As an ETF, the Fund is subject to the following risks:
Authorized Participants Concentration Risk. To the extent that the Fund invests in instruments that trade outside of a collateralized settlement system, it may have a limited number of financial institutions that act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, trading in Shares of the Fund may be significantly diminished, bid-ask spreads may widen, and the market price of Shares may represent a significant discount to net asset value (NAV). To the extent that no Authorized Participants are willing to trade in the Fund’s shares, the Fund may have difficulty maintaining compliance with the requirements of the Exchange necessary to maintain the listing of the Fund, and the Fund may face delisting from the Exchange.
Premium/Discount Risk. There may be times when the market price of the Fund’s Shares is more than the NAV intra-day (i.e., the market price represents a premium to NAV) or less than the NAV intra-day (i.e., the market price represents a discount to NAV) and when bid-ask spreads widen. As a result, shareholders of the Fund may pay more than NAV when purchasing Shares and receive less than NAV when selling Fund Shares. This risk is heightened in times of market volatility and in steep market declines. In addition, a Fund’s end-of-day market price may deviate from its NAV to the extent that the Fund invests in foreign securities whose local trading markets close before the U.S. market closes because, although the Fund may value such securities at their local market closing prices for purposes of calculating NAV, the broader market may assign them a different value, including due to after-hours developments in their local markets, which may be reflected in the market price of Shares.
Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of Shares. Secondary market trading is subject to bid-ask spreads and trading in Fund Shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell Shares of the Fund. In addition, although the Fund’s Shares are listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained, that bid-ask spreads will be narrow, or that the Fund’s Shares will continue to be listed.
■ Risk of Non-Diversified Fund. The Fund is non-diversified. Compared to diversified funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities and may invest more of its assets in the securities of a single issuer. In certain situations, being non-diversified may reduce the Fund’s risk by enabling it to avoid investing in certain countries, regions or sectors. However, being non-diversified may increase the Fund’s risk by magnifying the impact (positively or negatively) that events affecting a particular issuer or group of issuers have on the Fund’s share price and performance.
■ New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies. If a new fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the fund and tax consequences for investors.
■ Quantitative Modeling Risk. The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons (for example, human judgment, data imprecision, software or other technology malfunctions, or programming inaccuracies).
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table
A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated MDTA LLC.
Daniel J. Mahr, CFA, Head of MDT, has been the Fund’s portfolio manager since July 2024.
Damien Zhang, CFA, Head of MDT Research, has been the Fund’s portfolio manager since July 2024.
Frederick L. Konopka, CFA, Portfolio and Trading Manager, has been the Fund’s portfolio manager since July 2024.
John Paul Lewicke, Research Manager, has been the Fund’s portfolio manager since July 2024.
purchase and sale of fund shares
The Fund is an exchange-traded fund (ETF). Individual Fund Shares may only be purchased and sold on a national securities exchange through a broker-dealer and may not be purchased or redeemed directly with the Fund. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than net asset value (NAV), Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (“bid”) and the lowest price a seller is willing to accept for shares (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at FederatedHermes.com/us.

Tax Information
The Fund’s distributions are taxable as ordinary income, qualified dividend income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Federated Hermes MDT Large Cap Growth ETF
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-23730
CUSIP 31423L800
Q456758 (10/24)
© 2024 Federated Hermes, Inc.